Income Tax/Deferred Tax (Tables)	12 Months Ended
Dec. 31, 2024
Major components of tax expense (income) [abstract]
Summary of Reconciliation of Income Tax Charged to Income
The following is a reconciliation of income tax charged to income as of December 31, 2024, as compared to the previous fiscal year:

	12.31.24	12.31.23	12.31.22
Income Before Income Tax for the Year	2,246,089,550	1,186,417,888	438,366,201
Current Tax Rate	35%	35%	35%
Income for the Year at Tax Rate	(786,131,343)	(415,246,261)	(153,428,170)
Permanent Differences at Tax Rate
- Income for Equity Instruments	251,730,563	2,233,157	(1,047,282)
- Untaxed Income	3,870,468	16,174,322	188,636
- Donations and Other Non-deductible Expenses	(1,264,047)	(1,389,003)	(176,552)
- Other	(258,587,437)	(15,786,215)	(8,727,332)
- Inflation effect	(677,116,204)	(820,227,848)	(550,847,401)
- Tax inflation adjustment	860,659,354	785,416,145	598,541,971
Total Income Tax Charge for the Year	(606,838,646)	(448,825,703)	(115,496,130)

	12.31.24	12.31.23	12.31.22
Current Income Tax	(270,216,700)	(641,811,863)	(111,606,951)
Deferred Tax Charge(*)	(188,723,015)	345,872,879	21,350,822
Update of the charge tax for inflation effects	(148,680,687)	(155,968,146)	(22,170,686)
Tax Return adjustment from previous fiscal year	781,756	3,081,427	(3,069,315)
Total Income Tax Charge for the Year	(606,838,646)	(448,825,703)	(115,496,130)
(*)See Note 19.

Summary of Current Income Tax Liabilities

	12.31.24	12.31.23	12.31.22
Current Income Tax	(270,216,700)	(641,811,863)	(111,606,951)
Tax Advances	109,418,044	48,622,555	51,931,738
Current Income Tax Liabilities	(160,798,656)	(593,189,308)	(59,675,213)

Summary of Accumulated Taxable Net Earnings
For the fiscal year beginning on 01.01.24 and ended 12.31.24:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	34,704	—	25%	—
34,704	347,035	8,676	30%	34,704
347,035	Onwards	102,375	35%	347,035
For the fiscal year beginning on 01.01.23 and ended 12.31.23:

Accumulated taxable net earnings
Over Ps.	At Ps.	Will pay Ps	Plus %	On the surplus of Ps.
—	14,301	—	25%	—
14,301	143,012	3,575	30%	14,301
143,012	Onwards	42,189	35%	143,012